DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN, Narrative (Q3) (Details) - USD ($)											9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 23, 2023	Sep. 27, 2023	Mar. 28, 2023	Jan. 22, 2023	Dec. 20, 2022	Aug. 20, 2022	Jul. 30, 2022	Aug. 20, 2021	Jul. 30, 2021	Jul. 30, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 04, 2021
Gross proceeds												$ 176,806,700
Gross proceeds from private placement												$ 8,012,450
Underwriting fees									$ 3,608,300	$ 3,608,300			3,608,300
Deferred underwriting fees									6,314,525	6,314,525			$ 6,314,525
Common stock, shares, subject to forfeiture												0	0
Transaction costs									15,401,418	15,401,418	$ 14,638,901		$ 15,401,418
Other offering costs									764,193	764,193			764,193
Excess fair value of the founder shares sold									4,714,400	4,714,400			4,714,400
Purchase price									$ 4,150	$ 4,150			4,150
Cash deposited in trust account per unit (in dollars per share)									$ 10.1	$ 10.1
Term of option for underwriters to purchase additional Units to cover over-allotments											2 days
Net tangible asset threshold for redeeming public shares											$ 5,000,001		$ 5,000,001
Percentage of public shares that can be redeemed without prior consent											15.00%		15.00%
Public shares (in percent)											100.00%		100.00%
Period to redeem public shares if business combination is not completed within initial combination period											10 days		10 days
Other Description				On January 22, 2023, the Company received a written notice from the listing qualifications department staff of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for continued listing on the Nasdaq Capital Market. On February 9, 2023, the Company submitted to Nasdaq a plan to regain compliance with Listing Rule 5550(a)(4), pursuant to which the Company’s Chairman, Mr. Blair Garrou, agreed to sell 80,000 of the shares of Class A Common Stock he is deemed to beneficially own through Mercury Houston Partners, LLC and Mercury Affiliates XI, LLC by means of private sales to unaffiliated buyers. After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules.
Additional Description	On October 23, 2023, the Company received a letter from the Staff of Nasdaq notifying the Company that it has regained compliance with Nasdaq’s $35 million minimum MVLS requirement, and the Company is therefore in compliance with The Nasdaq Capital Market’s listing requirements. As a result, Nasdaq has cancelled the hearing requested by the Company to appeal the Staff’s prior delisting determination and has confirmed that the Company’s Class A Common Stock will continue to be listed and traded on The Nasdaq Capital Market under the symbol “SEPA.” In order to bring the Company into compliance with the MVLS standard, the Sponsor elected to convert 2,415,375 of its shares of Class B Common Stock into 2,415,375 shares of Class A Common Stock (see Note 11) so that the Company's MVLS exceeded the $35 million minimum requirement.	On September 27, 2023, the Company received a determination letter (“the Letter”) from the Staff of Nasdaq stating that the Company had not regained compliance with the MVLS standard, since the Company’s Class A Common Stock, was below the $35 million minimum MVLS requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(2) and had not been at least $35 million for a minimum of 10 consecutive business days at any time during the 180-day grace period granted to the Company. Pursuant to the Letter, unless the Company requested a hearing to appeal this determination by 4:00 p.m. Eastern Time on October 4, 2023, the Company’s Class A Common Stock would have been delisted from The Nasdaq Capital Market, trading of the Company’s Class A Common Stock would have been suspended at the opening of business on October 6, 2023, and a Form 25-NSE would have been filed with the SEC, which would have removed the Company’s securities from listing and registration on Nasdaq. On October 3, 2023 the Company requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the Letter received on September 27, 2023.	On March 28, 2023, the Company received a written notice from the listing qualifications department staff of Nasdaq notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company had 180 calendar days, or until September 25, 2023, to regain compliance with the Market Value Standard. To regain compliance with the Market Value Standard, the MVLS for the Company’s common stock was required to be at least $35 million for a minimum of 10 consecutive business days at any time during this 180-day period.
Cash at bank											$ 518,494	$ 842,059	$ 1,343,809
Working capital surplus											$ 1,707,317		$ 9,221,425
Common Class B [Member]
Common stock, shares, subject to forfeiture												656,250
Common stock, shares outstanding											4,510,375	4,510,375	4,510,375
Common Class A [Member]
Share price (in dollars per share)											$ 10.18
Common stock, shares outstanding					18,041,500						0	0	0
Redemption settlement of shares					the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).								the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).
Aggregate shares											865,000
Transactions and agreed not to redeem shares											681,512
Transactions and agreed not to redeem value											$ 7
Maximum [Member]
Period to complete business combination from closing of initial public offering											24 months		24 months
Interest from trust account that can be held to pay dissolution expenses											$ 100,000		$ 100,000
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)											$ 10.1		$ 10.1
Minimum [Member]
Period to complete business combination from closing of initial public offering											18 months		18 months
Investor [Member]
Share price (in dollars per share)													$ 0.005
Investor [Member] | Common Class B [Member]
Number of shares forfeited (in shares)						520,875		520,875
Investor [Member] | Maximum [Member] | Common Class B [Member]
Common stock, shares, subject to forfeiture								656,250						656,250
IPO [Member]
Gross proceeds												$ 180,415,000
Option for underwriters to purchase additional units, term										45 days
Additional Units that can be purchased to cover over-allotments									2,625,000	2,625,000
Underwriting fees									$ 3,608,300	$ 3,608,300
Deferred underwriting fees									6,314,525	6,314,525
Transaction costs									15,401,418	15,401,418
Other offering costs									$ 764,193	$ 764,193
IPO [Member] | Common Class A [Member]
Gross proceeds												$ 180,415,000
Over-Allotment Option [Member]
Units issued (in shares)								541,500
Gross proceeds								$ 5,415,000
Option for underwriters to purchase additional units, term							45 days			45 days			45 days
Additional Units that can be purchased to cover over-allotments							2,625,000	2,625,000	2,625,000	2,625,000
Underwriting fees								$ 108,300
Deferred underwriting fees								$ 189,525
Term of option for underwriters to purchase additional Units to cover over-allotments													2 days
Public Shares [Member] | IPO [Member]
Units issued (in shares)							17,500,000		17,500,000	17,500,000
Share price (in dollars per share)							$ 10		$ 10	$ 10
Gross proceeds									$ 175,000,000	$ 175,000,000
Public Shares [Member] | Over-Allotment Option [Member]
Units issued (in shares)								541,500
Gross proceeds								$ 5,415,000
Private Placement Warrants [Member] | Private Placement [Member]
Share price (in dollars per share)							$ 1		$ 1	$ 1
Class of warrant or right, issued							7,850,000		7,850,000	7,850,000
Gross proceeds from private placement									$ 7,850,000	$ 7,850,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Share price (in dollars per share)						$ 1		$ 1
Class of warrant or right, issued						162,450		162,450
Gross proceeds from private placement								$ 162,450